ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2018
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Accrued expenses and other current liabilities consisted of the following as of September 30, 2018 and 2017:

	As of September 30,
	2018	2017
VAT payable	$3,918,119	$3,742,952
Other tax payables	50,104	74,665
Other	1,966,510	639,553
Total	$5,934,733	$4,457,170